Other Current Assets (Details) - Schedule of Other Current Assets ¥ in Thousands, $ in Thousands		Mar. 31, 2023 CNY (¥)		Mar. 31, 2023 USD ($)	Sep. 30, 2022 CNY (¥)		Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Schedule of Other Current Assets [Abstract]
Receivable from sales of buildings under construction	[1]							¥ 100,300
Due from a service provider		¥ 37,552	[2]		36,100	[2],[3]		23,326	[3]
Deposit for share settlement		20,602	[4]		21,341	[4],[5]		19,279	[5]
Others		1,906			1,588			438
Total		¥ 73,970		$ 10,771	¥ 59,029		$ 8,298	¥ 143,343

[1]	During the year ended September 30, 2021, the Group sold buildings under construction (See Note 4, Property and equipment, net) through judicial sale for the proceeds of RMB 100,300. As of September 30, 2021, the buyer has made cash consideration to the Court, which will allocate the proceeds to the Group’s creditors. During the year ended September 30, 2022, the Court completed the allocation of proceeds of RMB 95 million, and the remaining balance of RMB 5 million was deconsolidated as part of the assets of the VIE’s subsidiaries.
[2]	Upon asset acquisition with Beautiful House, the Group engaged a third party service provider to provide apartment operation services to the Group. The third party service provider is controlled by one of the shareholders of the Seller of Beautiful House. To support the operation services to the tenants, the Group made interest free loans to and operating expenses on behalf of the service provider and loans are repayable on demand.
[3]	Upon asset acquisition with Beautiful House (Note 8), the Group engaged a third party service provider to provide apartment operation services to the Group. The third party service provider is controlled by one of the shareholders of the Seller of Beautiful House (Note 8). To support the operation services to the tenants, the Group made interest free loans to and operating expenses on behalf of the service provider and the loans are repayable on demand.
[4]	Upon settle payables due to Beautiful House arising from asset acquisition, the Group made a deposit of RMB 20,602 (US$3,000) to Beautiful House, which is expected to get repaid upon share settlement.
[5]	Upon settle payables due to Beautiful House arising from asset acquisition (Note 8), the Group paid a deposit of RMB 21,341 (US$3,000) to Beautiful House, which is expected to get repaid upon share settlement.